Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets, Noncurrent [Abstract]
Schedule of Other Non-Current Assets
As of December 31, 2017 and 2016, other non-current assets, net consisted of the following (in millions):

	December 31,
	2017	2016
Advances made under EPC and non-EPC contracts	$26	$23
Advances made to municipalities for water system enhancements	93	95
Advances and other asset conveyances to third parties to support LNG terminals	30	31
Tax-related payments and receivables	25	28
Information technology service assets	24	27
Other	8	18
Total other non-current assets, net	$206	$222